CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Hman Group holdings Inc and subsidiaries
Net sales	$ 341,281,000	$ 295,836,000	$ 1,368,295,000	$ 1,214,362,000	$ 974,175,000
Cost of sales (exclusive of depreciation and amortization shown separately below)	201,298,000	166,411,000	781,815,000	693,881,000	537,885,000
Selling, general and administrative expenses	103,179,000	89,753,000	398,472,000	382,131,000	320,543,000
Depreciation	16,341,000	17,517,000	67,423,000	65,658,000	46,060,000
Amortization	14,909,000	14,848,000	59,492,000	58,910,000	44,572,000
Management fees to related party	126,000	125,000	577,000	562,000	546,000
Other (income) expense	(352,000)	(2,264,000)	(5,250,000)	5,525,000	(2,874,000)
Loss from operations	5,780,000	9,446,000	65,766,000	7,695,000	27,443,000
Interest expense, net	19,019,000	23,180,000	86,774,000	101,613,000	70,545,000
Interest expense on junior subordinated debentures	3,152,000	3,152,000	12,707,000	12,608,000	12,608,000
(Gain) loss on mark-to-market adjustment of interest rate swap	(673,000)	2,250,000	601,000	2,608,000	607,000
Investment income on trust common securities	(95,000)	(95,000)	(378,000)	(378,000)	(378,000)
Income before taxes	(15,623,000)	(19,041,000)	(33,938,000)	(108,756,000)	(67,571,000)
Tax benefit	(6,653,000)	(4,237,000)	(9,439,000)	(23,277,000)	(8,890,000)
Net Income	$ (8,970,000)	$ (14,804,000)	$ (24,499,000)	$ (85,479,000)	$ (58,681,000)
Net income per share available to common shares	$ (16)	$ (27)	$ (45)	$ (158)	$ (108)
Weighted average basic and diluted shares outstanding (in shares)	553	544	545	543	545
Net income	$ (8,970,000)	$ (14,804,000)	$ (24,499,000)	$ (85,479,000)	$ (58,681,000)
Other comprehensive income (loss):
Foreign currency translation adjustments	2,473,000	(11,213,000)	2,652,000	5,550,000	(11,053,000)
Total other comprehensive income (loss)	2,473,000	(11,213,000)	2,652,000	5,550,000	(11,053,000)
Comprehensive income (loss)	$ (6,497,000)	$ (26,017,000)	$ (21,847,000)	$ (79,929,000)	$ (69,734,000)